Investments (Credit Loss Expense Incurred) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Gross credit loss benefit (expense)	$ (14)	$ (11)	$ (25)
Associated amortization of DAC, VOBA, DSI and DFEL			1
Net credit loss benefit (expense)	(14)	(11)	(24)
Corporate Bonds [Member]
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Gross credit loss benefit (expense)	(4)	(10)	(24)
RMBS [Member]
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Gross credit loss benefit (expense)	(6)		$ (1)
ABS [Member]
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Gross credit loss benefit (expense)	$ (4)
Hybrid And Redeemable Preferred Securities [Member]
Debt Securities, Available-for-sale, Allowance for Credit Loss [Line Items]
Gross credit loss benefit (expense)		$ (1)